Capital Stocks (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock value issued for services	$ 35,573,090		$ 357,134		$ 29,397,257
Common stock shares issued for services	800,000		91,101,103		249,435
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value closing market price per share			$ 0.002
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value closing market price per share			$ 0.0072
Common Stock One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock (in shares)	79,908,088	217,641,145	884,989,722	195,464,064
Principal amount of partial convertible promissory note	$ 233,000	$ 388,886	$ 1,166,986	$ 411,814
Issuance of common stock on payment of accrued interest for convertible notes	23,335	57,594	198,200	75,278
Aggregate fair value loss on settlement		623,594		$ 1,053,517
Other fees	900	3,500	$ 12,000
Common stock value issued for services	$ 88,301	$ 89,450
Common stock shares issued for services	2,813,903	22,995,143
Common Stock One [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion prices ranging	$ 0.017995	$ 0.0069
Fair value closing market price per share	0.035	0.0050
Common Stock One [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion prices ranging	0.00095	0.0035
Fair value closing market price per share	$ 0.028	$ 0.0035
Common Stock [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion prices ranging			$ 0.00095	$ 0.0055	$ 0.0063
Common Stock [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion prices ranging			$ 0.0041	$ 0.0099	$ 0.0105